Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) - USD ($) $ in Thousands		Sep. 30, 2025	Mar. 31, 2025
Current
Prepaid professional fee	[1]	$ 76	$ 359
Prepaid information technology expenses		32	53
Prepaid office expenses		18	108
Prepaid marketing expenses	[2]	444
Prepaid insurance expenses		20
Receivables from an associate	[3]		50
Others		386	7
Total prepaid expenses and other current assets, net - current		976	577
Non-current
Prepaid professional fee	[1]	604	352
Total prepaid expenses, net - non-current		$ 604	$ 352

[1]	Prepaid professional fee mainly include virtual asset business solutions consultancy fee advanced to the advisors. The service is expected to be provided from year 2024 to year 2028.
[2]	Prepaid marketing expenses are associated with marketing, branding creation, and AI video production services that are paid for in advance to marketing firms.
[3]	In the prior year, receivables from an associate represented consideration receivables from disposal of an associate. Please refer to Note 4 for the details.